Supplement dated July 19, 2006 to the Prospectus dated June 29, 2006

                Claymore Securities Defined Portfolio, Series 309

                   Strategic Equity Allocation Trust, Series 8

                    Global Water Equities Portfolio, Series 4

         Notwithstanding anything to the contrary in the Prospectus, the following securities, included in the Trust Portfolio of the Global Water Equities Portfolio, Series 4, are American Depositary Receipts ("ADRs"):

              Companhia de Saneamento Basico do Estado de Sao Paulo

                              United Utilities Plc

                              Veolia Environnement